Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
IFRS Statement [Line Items]
Net income	$ 2,963	$ 3,214	$ 7,896	$ 10,758
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	(19)	8	391	(1,074)
Reclassification to earnings of net loss/(gain)	4	5	(10)	(5)
Changes in allowance for credit losses recognized in earnings		(2)	(1)	(3)
Income taxes relating to:
Change in unrealized gain/(loss)	11	(5)	(104)	297
Reclassification to earnings of net loss/(gain)	2	(1)	7
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	(2)	5	283	(785)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	(2,984)	(159)	(3,507)	3,359
Reclassification to earnings of net loss/(gain)	13		11
Net gain/(loss) on hedges	1,656	65	1,744	(1,187)
Reclassification to earnings of net loss/(gain) on hedges	(17)		(15)
Income taxes relating to:
Net gain/(loss) on hedges	(461)	(17)	(770)	311
Reclassification to earnings of net loss/(gain) on hedges	4		4
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	(1,789)	(111)	(2,533)	2,483
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	(4,821)	(408)	(1,069)	(4,694)
Reclassification to earnings of loss/(gain)	2,884	861	1,821	(500)
Income taxes relating to:
Change in gain/(loss)	1,299	117	388	1,241
Reclassification to earnings of loss/(gain)	(825)	(231)	(503)	82
Net change in gain/(loss) on derivatives designated as cash flow hedges	(1,463)	339	637	(3,871)
Remeasurement gain/(loss) on employee benefit plans
Gain/(loss)	(135)	381	(88)	1,504
Income taxes	38	(100)	8	(395)
Remeasurement gain/(loss) on employee benefit plans	(97)	281	(80)	1,109
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	147	(410)	(10)	(152)
Income taxes	(29)	108	1	40
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	118	(302)	(9)	(112)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	(18)	50	(146)	35
Income taxes	5	(13)	39	(9)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	(13)	37	(107)	26
Total other comprehensive income (loss)	(3,470)	(151)	(1,333)	(3,629)
Total comprehensive income (loss)	(507)	3,063	6,563	7,129
Attributable to:
Common shareholders	(581)	3,020	6,196	6,977
Preferred shareholders and other equity instrument holders	74	43	367	152
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ (224)	$ (400)	$ 476	$ (2,479)